Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Long-Term Debt Obligations:
June 30, 2018	$ 40,211
June 30, 2019	116,982
June 30, 2020	90,231
June 30, 2021	91,260
June 30, 2022	727,160
June 30, 2023 and thereafter	32,813
Total	$ 1,098,657	$ 1,111,233